Shareholders' Equity (Schedule of rsus granted) (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of Units
Granted	1,020,863
RSU [Member]
Number of Units
Unvested at beginning of year	2,723,042
Granted	2,295,350
Vested	(1,084,453)
Forfeited	(465,091)
Unvested at end of the year	3,468,848
Weighted average fair value
Unvested at beginning of year | $ / shares	$ 2.43
Granted | $ / shares	2.32
Vested | $ / shares	2.49
Forfeited | $ / shares	2.41
Unvested at end of the year | $ / shares	$ 2.34